Financial assets and financial liabilities (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands				12 Months Ended				24 Months Ended
	Apr. 26, 2021	Dec. 23, 2020	Jul. 23, 2019	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Jun. 30, 2021	Oct. 23, 2020	Oct. 01, 2020
IfrsStatementLineItems [Line Items]
Loans and financing				R$ 1,882,901		R$ 1,374,876		R$ 1,882,901
Current				145,202		128,720		145,202
Non-current				1,737,699		1,246,156		1,737,699
Covertable preffered stock shares	150,000
Par value per share	R$ 0.00005
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan	R$ 821,805
Right-of-use assets, balance at beginning				663,686		419,074		419,074
Lease liabilities, balance at beginning				714,085		447,703		447,703
Right-of-use assets, additions				42,250		62,689
Lease liabilities, additions				42,250		62,689
Right-of-use assets, remeasurement				58,623		95,962
Lease liabilities, remeasurement				58,623		95,962
Right-of-use assets, business combinations						139,514
Lease liabilities, business combinations						139,514
Right-of-use assets, depreciation expense				(54,684)		(43,237)
Lease liabilities, depreciation expense
Right-of-use assets, interest expense
Lease liabilities, interest expense				88,571		67,212	R$ 44,458
Right-of-use assets, payments of lease liabilities
Lease liabilities, payments of lease liabilities				(113,512)		(87,751)
Right-of-use assets, Write-off				(19,802)	[1]			(10,316)
Lease liabilities, Write-off				(20,492)	[1]	(11,244)
Right-of-use assets, balance at ending				690,073		663,686	419,074	690,073
Lease liabilities, balance at ending				769,525		714,085	R$ 447,703	769,525
Right-of-use assets, current
Lease liabilities, current				32,459		24,955		32,459
Right-of-use assets, non-current				690,073		663,686		690,073
Lease liabilities, non-current				R$ 737,066		689,130		737,066
Financiadorade Estudose Projetos F I N E P [Member]
IfrsStatementLineItems [Line Items]
Intrest rate									1.75%		1.62%
Loan amount			R$ 16,153							R$ 30,000
Borrowings amount first tranche		R$ 4,130	6,734
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan			R$ 150,000
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member]
IfrsStatementLineItems [Line Items]
Equal installments payables											R$ 500,000
2025 [Member]
IfrsStatementLineItems [Line Items]
Financial institution				Banco Itaú Unibanco S.A.
Interest rate				CDI + 1.90% p.y.
Maturity				2025
Loans and financing				R$ 518,134		510,972		518,134
2027 [member]
IfrsStatementLineItems [Line Items]
Financial institution				FINEP
Interest rate				TJLP p.y.
Maturity				2027
Loans and financing				R$ 8,418		10,145		8,418
2024 [Member]
IfrsStatementLineItems [Line Items]
Financial institution				Banco Itaú Unibanco S.A.
Interest rate				CDI + 1.75% p.y.
Maturity				2024
Loans and financing				R$ 32,252		31,199		32,252
2026 [Member]
IfrsStatementLineItems [Line Items]
Financial institution				Softbank
Interest rate				6.5% p.y.
Maturity				2026
Loans and financing				R$ 824,258		822,560		824,258
2028 [Member]
IfrsStatementLineItems [Line Items]
Financial institution				Debentures
Interest rate				CDI + 1.80 p.y.
Maturity				2028
Loans and financing				R$ 499,839				R$ 499,839

[1]	Refers to anticipated termination of real estate leasing contracts.